Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction	6 Months Ended
Jun. 30, 2024
Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction
Fixed Assets, net & Advances for Vessels under Construction

4     Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction

In 2023, the Company acquired 7 Capesize bulk carriers built in 2009 through 2012 that aggregate to 1,231,157 DWT for a total purchase price of $139.6 million. In February 2024, the Company entered into agreements to acquire 3 Capesize bulk carriers built in 2010 through 2011 that aggregate 529,704 DWT for a total purchase price of $79.8 million, out of which $58.8 million was paid before June 30, 2024 and $21.0 million was paid in July 2024. Two of these vessels were delivered to the Company in the second quarter of 2024 and one in July 2024.

In April 2022, the Company entered into contracts for the construction of four 8,000 TEU container vessels, of which two were delivered to the Company in the second quarter of 2024 and two are expected to be delivered in the third quarter of 2024. In March 2022, the Company entered into contracts for the construction of two 7,100 TEU container vessels, out of which one was delivered to the Company from the shipyard in the second quarter of 2024 and one is expected to be delivered in the third quarter of 2024. In April 2023, the Company entered into contracts for the construction of two 6,000 TEU container vessels with expected vessels delivery in 2025. In June 2023, the Company entered into contracts for the construction of two 8,200 TEU container vessels with expected vessels delivery in 2026. In February and March 2024, the Company entered into contracts for the construction of four 8,200 TEU container vessels with expected vessels deliveries in 2026 through 2027. In June 2024, the Company entered into contracts for the construction of two 9,200 TEU container vessels and one 8,200 TEU container vessel with expected deliveries in 2027.

As of June 30, 2024, the aggregate purchase price of the 14 remaining vessel construction contracts amounts to $1,245.9 million, out of which $90.2 million, $73.3 million and $88.6 million was paid in the six months ended June 30, 2024 and in the years ended December 31, 2023 and 2022, respectively. The contractual commitments under 14 remaining vessel construction contracts are analyzed as follows as of June 30, 2024 (in thousands):

Payments due by period ended
December 31, 2024	$205,067
December 31, 2025	204,550
December 31, 2026	295,212
December 31, 2027	288,984
Total contractual commitments	$993,813

Additionally, a supervision fee of $850 thousand per newbuilding vessel is payable to Danaos Shipping Company Limited (the “Manager”) over the construction period. Supervision fees totaling $2.1 million and $3.0 million were charged by the Manager and capitalized to the vessels under construction in the six months ended June 30, 2024 and in the year ended December 31, 2023, respectively. Interest expense amounting to $11.4 million, $17.4 million and $5.0 million was capitalized to the vessels under construction in the six months ended June 30, 2024 and in the years ended December 31, 2023 and 2022, respectively.

In March 2024, the Company sold for scrap the vessel Stride, which had been off-hire since January 8, 2024 due to damage from a fire in the engine room that was subsequently contained. The Company collected $10.6 million net insurance proceeds for total loss of vessel and recognized a gain on disposal of this vessel amounting to $7.1 million in the six months ended June 30, 2024 separately presented under “Net gain on disposal/sale of vessels” in the condensed consolidated statement of income. The proceedings with the insurers are in progress as of June 30, 2024, and any additional gain will be recognized upon their finalization.

In December 2022, the Company entered into an agreement to sell the vessel Amalia C for an aggregate gross consideration of $5.1 million, which was delivered to its buyers in January 2023 resulting in a $1.6 million gain separately presented under “Net gain on disposal/sale of vessels” in the condensed consolidated statement of income.

The Company assumed time charter liabilities related to its acquisition of vessels in the second half of 2021. The amortization of these assumed time charters amounted to $4.5 million and $6.5 million in the six months ended June 30, 2024 and June 30, 2023, respectively and is presented under “Operating revenues” in the condensed consolidated statement of income. The remaining unamortized amount of nil and $4.5 million is presented under current “Unearned revenue” in the condensed consolidated balance sheet as of June 30, 2024 and December 31, 2023, respectively.

4     Fixed Assets, net & Advances for Vessels under Construction (Continued)

The residual value (estimated scrap value at the end of the vessels’ useful lives) of the fleet was estimated at $574.9 million and $540.5 million as of June 30, 2024 and as of December 31, 2023, respectively. The Company has calculated the residual value of the vessels taking into consideration the 10 year average and the 5 year average of the scrap prices. The Company has applied uniformly the scrap value of $300 per ton for all vessels. The Company believes that $300 per ton is a reasonable estimate of future scrap prices, taking into consideration the cyclicality of the nature of future demand for scrap steel. Although the Company believes that the assumptions used to determine the scrap rate are reasonable and appropriate, such assumptions are highly subjective, in part, because of the cyclical nature of future demand for scrap steel.